Exhibit 99.1

Hyundai Auto Receivables Trust 2012-B
Monthly Servicing Report

Collection Period	November 2015
Distribution Date	12/15/15
Transaction Month	41
30/360 Days	30
Actual/360 Days	29

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	June 30, 2012
Closing Date:	July 19, 2012

	Dollars	Units	WAC	WARM
Original Pool Balance:	$1,523,858,247.26	85,474	4.43%	53.55
Original Adj. Pool Balance:	$1,495,601,319.13

		Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	Fixed	$341,000,000.00	22.377%	0.29286%	July 15, 2013
Class A-2 Notes	Fixed	$390,000,000.00	25.593%	0.54000%	January 15, 2015
Class A-3 Notes	Fixed	$469,000,000.00	30.777%	0.62000%	September 15, 2016
Class A-4 Notes	Fixed	$181,940,000.00	11.939%	0.81000%	March 15, 2018
Class B Notes	Fixed	$27,670,000.00	1.816%	1.39000%	March 15, 2018
Class C Notes	Fixed	$42,620,000.00	2.797%	1.95000%	October 15, 2018
Total Securities		$1,452,230,000.00	95.300%

Overcollateralization		$43,371,319.13	2.846%
YSOA		$28,256,928.13	1.854%
Total Original Pool Balance		$1,523,858,247.26	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$-	-	$-	-	$-
Class A-4 Notes	$69,953,568.38	0.3844870	$57,549,847.71	0.3163122	$12,403,720.67
Class B Notes	$27,670,000.00	1.0000000	$27,670,000.00	1.0000000	$-
Class C Notes	$42,620,000.00	1.0000000	$42,620,000.00	1.0000000	$-
Total Securities	$140,243,568.38	0.0965712	$127,839,847.71	0.0880300	$12,403,720.67

Weighted Avg. Coupon (WAC)	5.15%		5.17%
Weighted Avg. Remaining Maturity (WARM)	21.51		20.73
Pool Receivables Balance	$171,642,222.72		$159,076,629.38
Remaining Number of Receivables	26,583		25,570

Adjusted Pool Balance	$170,155,594.76		$157,751,874.09

III. COLLECTIONS

Principal:
Principal Collections	$12,205,742.06
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$216,469.40
Total Principal Collections	$12,422,211.46

Interest:
Interest Collections	$714,428.35
Late Fees & Other Charges	$45,401.45
Interest on Repurchase Principal	$-
Total Interest Collections	$759,829.80

Collection Account Interest	$965.36
Reserve Account Interest	$625.03
Servicer Advances	$-

Total Collections	$13,183,631.65

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Hyundai Auto Receivables Trust 2012-B
Monthly Servicing Report

Collection Period	November 2015
Distribution Date	12/15/15
Transaction Month	41
30/360 Days	30
Actual/360 Days	29

IV. DISTRIBUTIONS

Total Collections	$13,183,631.65
Reserve Account Release	$-
Total Available for Distribution	$13,183,631.65

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$143,035.19	$-	$143,035.19	$143,035.19
Collection Account Interest					$965.36
Late Fees & Other Charges					$45,401.45
Total due to Servicer					$189,402.00

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$-		$-
Class A-4 Notes		$47,218.66		$47,218.66

Total Class A interest:		$47,218.66		$47,218.66	$47,218.66

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$32,051.08		$32,051.08	$32,051.08

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$69,257.50		$69,257.50	$69,257.50

Available Funds Remaining:					$12,845,702.41

Reserve Account Release					$-
Reserve Account Draw					$-

7. Regular Principal Distribution Amount:					$12,403,720.67

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$-
Class A-3 Notes				$-
Class A-4 Notes				$12,403,720.67
Class A Notes Total:		$12,403,720.67		$12,403,720.67
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Total Noteholders Principal		$12,403,720.67		$12,403,720.67

8. Required Deposit to Reserve Account					0.00

9. Trustee Expenses					0.00

10. Remaining Available Collections Released to Certificateholder					441,981.74

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$1,486,627.96
Beginning Period Amount	$1,486,627.96
Current Period Amortization	$161,872.67
Ending Period Required Amount	$1,324,755.29
Ending Period Amount	$1,324,755.29
Next Distribution Date Required Amount	$1,175,200.43

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Hyundai Auto Receivables Trust 2012-B
Monthly Servicing Report

Collection Period	November 2015
Distribution Date	12/15/15
Transaction Month	41
30/360 Days	30
Actual/360 Days	29

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$7,478,006.60
Beginning Period Amount	$7,478,006.60
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$7,478,006.60
Ending Period Amount	$7,478,006.60

VII. OVERCOLLATERALIZATION

Overcollateralization Target	4.00%
Overcollateralization Floor	2.00%

	Beginning	Ending	Target
Overcollateralization Amount	$29,912,026.38	$29,912,026.38	$29,912,026.38
Overcollateralization as a % of Original Adjusted Pool	2.00%	2.00%	2.00%
Overcollateralization as a % of Current Adjusted Pool	17.58%	18.96%	18.96%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	97.32%	24,886	95.95%	$152,633,263.29
30 - 60 Days	2.12%	541	3.18%	$5,057,222.29
61 - 90 Days	0.45%	114	0.68%	$1,074,767.21
91-120 Days	0.11%	29	0.20%	$311,376.59
121 + Days	0.00%	0	0.00%	$-
Total		25,570		$159,076,629.38

Delinquent Receivables 30+ Days Past Due
Current Period	2.68%	684	4.05%	$6,443,366.09
1st Preceding Collection Period	2.53%	673	3.88%	$6,654,375.92
2nd Preceding Collection Period	2.48%	685	3.74%	$6,942,856.81
3rd Preceding Collection Period	2.36%	674	3.57%	$7,142,875.72
Four-Month Average	2.51%		3.81%

Repossession in Current Period		19		$190,566.41
Repossession Inventory		58		$111,068.58

Current Charge-Offs
Gross Principal of Charge-Offs				$359,851.28
Recoveries				$(216,469.40)
Net Loss				$143,381.88

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				1.00%

Average Pool Balance for Current Period				$165,359,426.05

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				1.04%
1st Preceding Collection Period				0.80%
2nd Preceding Collection Period				0.53%
3rd Preceding Collection Period				-0.97%
Four-Month Average				0.35%

Cumulative Charge-Offs	Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs	38	2,442	$36,222,194.45
Recoveries	24	2,243	$(23,394,258.23)
Net Loss			$12,827,936.22
Cumulative Net Loss as a % of Initial Pool Balance			0.84%

Net Loss for Receivables that have experienced a Net Loss *	30	2,022	$12,972,594.53
Average Net Loss for Receivables that have experienced a Net Loss			$6,415.72

Principal Balance of Extensions			$794,845.18
Number of Extensions			87

* Excludes receivables with recovered amounts in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

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